Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Dates
31-May-2024
Actual/360 Days
33
30/360 Days
30
17-Jun-2024
15-Jun-2024
Collection Period No.
19
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-May-2024
13-Jun-2024
14-Jun-2024
17-Jun-2024
15-May-2024
15-May-2024
Summary
Beginning
Balance
0.00
66,825,960.66
657,000,000.00
124,000,000.00
Principal
Payment
0.00
42,308,761.05
0.00
0.00
Ending
Balance
0.00
24,517,199.61
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
61.051603
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.035378
1.000000
1.000000
847,825,960.66
805,517,199.61
42,308,761.05
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
895,701,995.50
98,710,878.00
994,412,873.50
47,876,034.84
853,393,234.45
93,722,724.38
947,1
15,958.83
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
292,920.46
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
0.422685
4.341667
4.375000
Interest & Principal
Payment
0.00
42,601,681.51
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
61.474288
4.341667
4.375000
$45,996,656.51
T
otal
$3,687,895.46

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
50,574,757.58
0.00
50,574,757.58
44,560,029.49
3,768,038.26
956,397.69
1,070,850.34
0.00
0.00
219,441.80
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
828,677.39
0.00
0.00
3,687,895.46
0.00
0.00
42,308,761.05
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
50,574,757.58
3,749,423.68
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
828,677.39
0.00
0.00
0.00
828,677.39
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,687,895.46
0.00
292,920.46
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
3,687,895.46
0.00
292,920.46
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,687,895.46
3,687,895.46
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
42,308,761.05
0.00
0.00
0.00
42,308,761.05
Aggregate Principal Distributabl
e
Amount
42,308,761.05
42,308,761.05
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
20,278.05
199,163.75
219,441.80
4,787,603.48
0.00
20,278.05
20,278.05
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Pool Statistics
Pool Data
4.56%
36.67
32.47
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
994,412,873.50
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
947,115,958.83
36,418
37,401
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
29,802,021.62
14,758,007.87
0.00
2,736,885.18
Pool Factor
44.34%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
36,418
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.35%
1.08%
0.41%
0.16%
100.00%
931,468,910.96
10,231,619.79
3,912,577.46
1,502,850.62
947,115,958.83
36,022
281
86
29
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.572%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
16,131.38
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.281%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
21,067,582.45
761,049.19
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
90
1,306
Losses
(1)
Amount
2,736,885.18
950,649.70
1,025,186.29
Number of Receivables
Number of Receivables
Amount
50,071,094.65
17,163,817.29
11,839,694.91
Current
Cumulative
0.986%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.941%
Prior Collection Period
1.243 % Second Prior
Collection
Period
1.226
%
Third
Prior
Collection
Period
1.713%